Dispositions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Oct. 28, 2025
Dispositions [Line Items]
Aggregate merger consideration			1.00%		1.00%
Gains or losses recognized
Subsequent Event [Member]
Dispositions [Line Items]
Cash						$ 125,000